Transactions with Related Parties, Castor Ships (Details)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Apr. 14, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2022 $ / d	Jun. 30, 2026	Jun. 30, 2025 USD ($) $ / d	Jun. 30, 2024 USD ($) $ / d	Jun. 30, 2023 USD ($) $ / d	Dec. 31, 2024 USD ($)
Management Agreements [Abstract]
Management fees			$ 193,851	$ 189,098
Due from related parties, non-current	$ 388,542		388,542				$ 388,542			$ 388,542
Due from related parties, current	262,829		262,829				$ 262,829			$ 12,376,064
Related Party [Member] | Castor Ships [Member]
Management Agreements [Abstract]
Management fees			193,851	189,098
Capital raising commissions			171,570	0
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Management Agreements [Abstract]
Charter hire commissions			116,068	50,221
Related Party [Member] | Castor Ships [Member] | General and Administrative Expense [Member]
Management Agreements [Abstract]
Allocated administration fees		$ 50,757		79,619
Allocated Flat Management Fee	$ 171,428
Allocated administration fees and Flat Management Fee			$ 222,185	$ 79,619
Related Party [Member] | Castor Ships [Member] | Ship Management Agreements [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d					250
Commission rate on charter agreements					1.25%
Commission rate on each vessel sale and purchase transaction					1.00%
Recovery fee multiplier	2		2				2
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Management Agreements [Abstract]
Daily fee for services | $ / d							1,071	1,039	975
Commission rate on charter agreements							6.25%		1.25%
Commission rate on each vessel sale and purchase transaction							1.00%		1.00%
Quarterly management fee							$ 820,000	$ 800,000	$ 750,000
Minimum value of shares and/or other securities issued by entity in maritime industry	$ 10,000,000		$ 10,000,000				$ 10,000,000
Term of agreement			8 years
Renewal term of agreement			8 years
Termination fee multiplier	7		7				7
Capital raising commission rate			1.00%
Funding period for advance to cover vessel daily operating costs			2 months
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member] | Subsequent Events [Member]
Management Agreements [Abstract]
Commission rate on charter agreements						6.25%
Commission rate on each vessel sale and purchase transaction						1.00%
Capital raising commission rate						1.00%
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Management Agreements [Abstract]
Due from related parties, non-current	$ 388,542		$ 388,542				$ 388,542
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Deposits [Member]
Management Agreements [Abstract]
Due from related parties, current	$ 262,829		262,829				$ 262,829
Toro [Member]
Management Agreements [Abstract]
Quarterly management fee			$ 200,000